Income taxes - Income tax rates (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate		16.50%
Hong Kong | Tax rate for first first HKD2 million of assessable profits
Income Tax Disclosure [Line Items]
Income tax rate		8.25%
Hong Kong | Tax rate for profit after first HKD2 million
Income Tax Disclosure [Line Items]
Income tax rate		16.50%
Mainland China
Income Tax Disclosure [Line Items]
Income tax rate		25.00%
Mainland China | Tax rate for pilot free trade zone
Income Tax Disclosure [Line Items]
Income tax rate		15.00%
United States
Income Tax Disclosure [Line Items]
Income tax rate		21.00%
State income tax rate in the state of California		8.84%
Indonesia
Income Tax Disclosure [Line Items]
Income tax rate	20.00%	22.00%	25.00%
Profit tax on gross revenue				0.50%	0.50%
India
Income Tax Disclosure [Line Items]
Income tax rate		26.00%
Canada | Minimum.
Income Tax Disclosure [Line Items]
Income tax rate		23.00%
Canada | Maximum.
Income Tax Disclosure [Line Items]
Income tax rate		31.00%
Singapore
Income Tax Disclosure [Line Items]
Income tax rate		17.00%